Key management personnel compensation	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Key management personnel compensation	31. Key management personnel compensation Key management personnel, which are those roles that have a Group management aspect to them, are included in Note 9 to the consolidated financial statements.